Equity - Summary of Company's Corporte Structure (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shareholders	1,747
Total percentage of interest	100.00%
Upto one percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	1,728
Total percentage of interest	13.27%
From one point zero one percent to five percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	14
Total percentage of interest	27.98%
From five point zero one percent to ten percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	13.38%
Over Ten Percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	3
Total percentage of interest	45.37%